Policyholder Account Balances, Future Policy Benefits and Claims - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Decrease in net liability for future policy benefits for assumption changes		$ 2
Decrease to reinsurance recoverable for assumption changes		$ 1
Long term care insurance
Liability for Future Policy Benefit, Activity [Line Items]
Decrease in net liability for future policy benefits for assumption changes	$ 10
Decrease to reinsurance recoverable for assumption changes	4
Term and whole life insurance
Liability for Future Policy Benefit, Activity [Line Items]
Decrease in net liability for future policy benefits for assumption changes	9
Decrease to reinsurance recoverable for assumption changes	$ 16